Loans - Long-term loans (Details) ¥ in Thousands, $ in Thousands		1 Months Ended
	Nov. 27, 2017 USD ($)	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Nov. 27, 2017 CNY (¥)
Debt Instrument [Line Items]
Amount drew down						$ 233,070	¥ 1,667,450
Banking facility agreement with UBS AG Singapore Branch
Debt Instrument [Line Items]
Percentage of debt instrument interest rate			2.70%
Term of loan facility agreement			3 years
Banking facility agreement with UBS AG Singapore Branch | LIBOR
Debt Instrument [Line Items]
Percentage points added to the reference rate			2.70%
Banking facility agreement with UBS AG Singapore Branch | Term facility
Debt Instrument [Line Items]
Long-term loan facility amount			$ 139,000
Amount drew down			139,000
Banking facility agreement with UBS AG Singapore Branch | Green-shoe facility
Debt Instrument [Line Items]
Long-term loan facility amount			$ 61,000
Shanghai OneSmart
Debt Instrument [Line Items]
Percentage of debt instrument interest rate			4.35%
Shanghai OneSmart | Banking facility with Shanghai Pudong Development Bank
Debt Instrument [Line Items]
Long-term loan facility amount	$ 62,899										¥ 450,000
Term of loan facility agreement	5 years										5 years
Amount drew down									$ 62,899	¥ 450,000
Amount repaid				$ 6,290	¥ 45,000
Shanghai OneSmart | Banking facility with Shanghai Pudong Development Bank | Five years with a floating interest rate
Debt Instrument [Line Items]
Reference rate for the variable rate	five-year lending rate of PBOC
Shanghai OneSmart Education Investment | Banking facility with Shanghai Pudong Development Bank
Debt Instrument [Line Items]
Long-term loan facility amount		$ 6,038						¥ 43,200
Term of loan facility agreement		5 years						5 years
Amount drew down		$ 6,038						¥ 43,200
Shanghai OneSmart Education Investment | Banking facility with Shanghai Pudong Development Bank | Five years with a floating interest rate
Debt Instrument [Line Items]
Reference rate for the variable rate		five-year lending rate of PBOC.